Derivative Financial Instruments - Fair Values of Derivative Instruments that are Not Subject to Hedge Accounting on Consolidated Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Mar. 02, 2013	Mar. 03, 2012
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value	$ 57	$ 55
Derivative Liability, Fair Value	11	1
Not Designated as Hedging Instrument [Member] | Other Current Assets [Member] | Currency Forward Contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value	44	13
Not Designated as Hedging Instrument [Member] | Other Current Assets [Member] | Currency Option Contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value
Not Designated as Hedging Instrument [Member] | Accrued Liabilities [Member] | Currency Forward Contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value	14	28
Not Designated as Hedging Instrument [Member] | Accrued Liabilities [Member] | Currency Option Contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value	$ 1